Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Summary of Gratuity Plans Amount Recognized in Group's Financial Statements

The following tables set out the funded status of the gratuity plans and the amounts recognized in the Group’s financial statements as of March 31, 2019 and March 31, 2018:

	(Dollars in millions)
	As of
	March 31, 2019	March 31, 2018
Change in benefit obligations
Benefit obligations at the beginning	184	172
Service cost	23	23
Interest expense	12	11
Remeasurements - Actuarial losses / (gains)	5	(9)
Transfer	—	4
Benefits paid	(18)	(17)
Translation differences	(11)	—
Benefit obligations at the end	195	184
Change in plan assets
Fair value of plan assets at the beginning	187	184
Interest Income	13	12
Remeasurements – Returns on plan assets excluding amounts included in interest income	1	2
Contributions	25	5
Benefits paid	(18)	(17)
Translation differences	(11)	1
Fair value of plan assets at the end	197	187
Funded status	2	3
Prepaid gratuity benefit	6	7
Accrued gratuity	(4)	(4)

Summary of Defined Benefit Plan

Net gratuity cost for fiscal 2019, 2018 and 2017 comprises the following components:

	(Dollars in millions)
	Year ended March 31,
	2019	2018	2017
Service cost	23	23	19
Net interest on the net defined benefit liability / asset	(1)	(1)	(2)
Net gratuity cost	22	22	17

Amount for fiscal 2019, 2018 and 2017 recognized in statement of other comprehensive income:

	(Dollars in millions)
	Year ended March 31,
	2019	2018	2017
Re-measurements of the net defined benefit liability / asset
Actuarial (gains) / losses	5	(9)	10
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / asset	(1)	(2)	(2)
Total	4	(11)	8
	(Dollars in millions)
	Year ended March 31,
	2019	2018	2017
(Gain) / loss from change in demographic assumptions	—	—	—
(Gain) / loss from change in financial assumptions	4	(6)	8
(Gain) / loss from change in experience adjustments	1	(3)	2
	5	(9)	10

The gratuity cost recognized in the statement of comprehensive income apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost is as follows:

	(Dollars in millions)
	Year ended March 31,
	2019	2018	2017
Cost of sales	20	20	15
Selling and marketing expenses	1	1	1
Administrative expenses	1	1	1
	22	22	17

Superannuation contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2019	2018	2017
Cost of sales	28	24	22
Selling and marketing expenses	2	2	2
Administrative expenses	1	1	1
	31	27	25

The details of the benefit obligation is given below:

(Dollars in millions)
	As of
	March 31, 2019	March 31, 2018
Benefit obligation at the period end	866	792
Net liability recognized in Balance Sheet	—	—

Provident fund contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2019	2018	2017
Cost of sales	69	67	61
Selling and marketing expenses	6	5	5
Administrative expenses	3	3	3
	78	75	69

(1)	Includes stock compensation expense of $29 million, $13 million and $17 million for fiscal 2019, 2018 and 2017 respectively. (Refer to Note 2.16)

The employee benefit cost is recognized in the following line items in the consolidated statement of comprehensive income:

(Dollars in millions)
	Year ended March 31,
	2019	2018	2017
Cost of sales	5,780	5,379	4,987
Selling and marketing expenses	462	425	405
Administrative expenses	226	230	220
	6,468	6,034	5,612

Summary of Weighted-Average Assumptions

The weighted-average assumptions used to determine benefit obligations as of March 31, 2019 and March 31, 2018 are set out below:

	As of
	March 31, 2019	March 31, 2018
Discount rate	7.1%	7.5%
Weighted average rate of increase in compensation levels	8.0%	8.0%
Weighted average duration of defined benefit obligation	5.9 years	6.1 years

The weighted-average assumptions used to determine net periodic benefit cost for fiscal 2019, 2018 and 2017 are set out below:

	Year ended March 31,
	2019	2018	2017
Discount rate for the year	7.5%	6.9%	7.8%
Weighted average rate of increase in compensation levels	8.0%	8.0%	8.0%
Discount rate

In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post- employment benefit obligations.

Weighted average rate of increase in compensation levels

The average rate of increase in compensation levels is determined by the Company, considering factors such as, the Company’s past compensation revision trends and management’s estimate of future salary increases.

Attrition rate	Attrition rate considered is the management’s estimate based on the past long-term trend of employee turnover in the Company.

Assumptions used in determining the present value obligation of the interest rate guarantee under the Deterministic Approach:

	As of
	March 31, 2019	March 31, 2018
Government of India (GOI) bond yield	7.1%	7.5%
Remaining term to maturity of portfolio	5.47 years	5.9 years
Expected guaranteed interest rate
First year	8.65%	8.55%
Thereafter	8.60%	8.55%

Summary of Sensitivity of Significant Assumptions Used for Valuation of Defined Benefit Obligation

Sensitivity of significant assumptions used for valuation of defined benefit obligation:

(Dollars in millions)
Impact from one percentage point increase / decrease in	As at March 31, 2019
Discount rate	10
Weighted average rate of increase in compensation levels	8

Summary of Maturity Profile of Defined Benefit Obligation	Maturity profile of defined benefit obligation:
(Dollars in millions)
Within 1 year	29
1 - 2 year	30
2 - 3 year	31
3 - 4 year	32
4 - 5 year	34
5 - 10 years	168